UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2000


Check here if Amendment [_]; Amendment Number: _________________
     This Amendment (Check only one.):  [_]   is a restatement.
                                        [_]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Eminence Capital, LLC
Address:  200 Park Avenue, Suite 3300
          New York, New York  10166


Form 13F File Number:  28-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ricky C. Sandler
Title:   Managing Member
Phone:   (212) 808-3590

Signature, Place, and Date of Signing:

/s/ Ricky C. Sandler                  New York, New York      February 13, 2001
-------------------------             ------------------      -----------------
       [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                   -----------
Form 13F Information Table Entry Total:                     67
                                                   -----------
Form 13F Information Table Value Total:               $470,491
                                                   -----------
                                                   (thousands)


List of Other Included Managers:

None

               Form 13F INFORMATION TABLE - Eminence Partners, LLC

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                                                                                                                        Voting
                                                             Value                             Investment   Other     Authority
Name of Issuer                    Title Of Class   Cusip    (X1000)  Shares    SH/PRN Put/Call Discretion  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
 Adelphia Communications Corp     CL A            006848105   6,195    120,000 SHARES           SOLE                  120,000
 AnnTaylor Stores Corp            Common          036115103   4,926    197,525 SHARES           SOLE                  197,525
 Anixter Intl Inc.                Common          035290105   1,027     47,500 SHARES           SOLE                   47,500
Ballys Total Fitness Hldg Corp    Common          05873K108   1,186     35,000 SHARES           SOLE                   35,000
 Cablevision Sys Corp.            CL A            12686C109   3,822     45,000 SHARES           SOLE                   45,000
Dollar Tree Stores Inc            Common          256747106   5,023    205,000 SHARES           SOLE                  205,000
 Duane Reade Inc                  Common          263578106   1,528     50,000 SHARES           SOLE                   50,000
 Daisytek Intl Corp               Common          234053106   6,875  1,000,000 SHARES           SOLE                1,000,000
 Energizer Hldgs Inc              Common          29266R108  16,459    770,000 SHARES           SOLE                  770,000
 First Data Corp                  Common          319963104  11,855    225,000 SHARES           SOLE                  225,000
 Finlay Enterprises Inc           Common New      317884203   4,436    420,000 SHARES           SOLE                  420,000
Footstar Inc                      Common          344912100   1,980     40,000 SHARES           SOLE                   40,000
Factory 2-U Inc                   Common          303072102   1,325     40,000 SHARES           SOLE                   40,000
Globalstar Telecommunications Ltd Common          G3930H104     455    502,228 SHARES           SOLE                  502,228
 Harrahs Entmt Inc                Common          413619107  19,122    725,000 SHARES           SOLE                  725,000
 Household Intl Inc               Common          441815107   4,950     90,000 SHARES           SOLE                   90,000
 Starwood Hotels&Resorts Wrldwd   Paired CTF      85590A203   5,006    142,000 SHARES           SOLE                  142,000
Block H & R Inc                   Common          093671105   1,655     40,000 SHARES           SOLE                   40,000
 IBP Inc.                         Common          449223106  16,719    625,000 SHARES           SOLE                  625,000
Idexx Labs Inc                    Common          45168D104   1,100     50,000 SHARES           SOLE                   50,000
 Insignia Finl Group Inc New      Common          45767A105  14,488  1,220,000 SHARES           SOLE                1,220,000
 Inamed Corp                      Common          453235103   4,088    200,000 SHARES           SOLE                  200,000
Ingram Micro Inc                  CL A            457153104     563     50,000 SHARES           SOLE                   50,000
Infocus Corp                      Common          45665B106   2,065    140,000 SHARES           SOLE                  140,000
 Iron Mtn Inc Pa                  Common          462846106  18,377    495,000 SHARES           SOLE                  495,000
Kellwood Co                       Common          488044108   1,056     50,000 SHARES           SOLE                   50,000
AT&T Corp                         Com Lib Grp A   001957208  13,869  1,022,600 SHARES           SOLE                1,022,600
 LNR Ppty Corp                    Common          501940100  23,870  1,085,000 SHARES           SOLE                1,085,000
Moodys Corp                       Common          615369105  10,275    400,000 SHARES           SOLE                  400,000
Midcap Spdr Tr                    Unit Ser 1      595635103  16,516    175,000 SHARES           SOLE                  175,000
 Methode Electrs Inc              CL A            591520200   8,028    350,000 SHARES           SOLE                  350,000
Mens Wearhouse Inc                Common          587118100   1,363     50,000 SHARES           SOLE                   50,000
Nautica Enterprises Inc           Common          639089101   2,895    190,000 SHARES           SOLE                  190,000
 Nova Corp Ga                     Common          669784100   1,994    100,000 SHARES           SOLE                  100,000
 Nextel Communications Inc        CL A            65332V103   8,663    350,000 SHARES           SOLE                  350,000
 Omnicare Inc                     Common          681904108  36,763  1,700,000 SHARES           SOLE                1,700,000
 Office Depot Inc                 Common          676220106   8,123  1,140,000 SHARES           SOLE                1,140,000

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                                                                                                                        Voting
                                                             Value                             Investment   Other     Authority
Name of Issuer                    Title Of Class   Cusip    (X1000)  Shares    SH/PRN Put/Call Discretion  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

Optimal Robotics Corp             Cl A New        68388R208   3,860    115,000 SHARES           SOLE                  115,000
 Palm Inc.                        Common          696642107   4,141    146,262 SHARES           SOLE                  146,262
 PFSWeb Inc                       Common          717098107     207    275,811 SHARES           SOLE                  275,811
Plantronics Inc New               Common          727493108   1,645     35,000 SHARES           SOLE                   35,000
 Pre Paid Legal Svcs Inc          Common          740065107     893     35,000 SHARES           SOLE                   35,000
 Payless Shoesource Inc           Common          704379106  14,150    200,000 SHARES           SOLE                  200,000
Nasdaq 100 Tr                     Unit Ser 1      631100104  16,929    290,000 SHARES           SOLE                  290,000
 Polo Ralph Lauren Corp           Cl A            731572103  12,466    558,700 SHARES           SOLE                  558,700
 Ross Stores, Inc.                Common          778296103  15,525    920,000 SHARES           SOLE                  920,000
 IMS Health Inc                   Common          449934108  13,500    500,000 SHARES           SOLE                  500,000
 SBC Communications  Inc.         Common          78387G103  11,938    250,000 SHARES           SOLE                  250,000
SCI Sys Inc                       Common          783890106   2,638    100,000 SHARES           SOLE                  100,000
 Smithfield Foods Inc             Common          832248108   5,624    185,000 SHARES           SOLE                  185,000
Silicon Vy Bancshares             Common          827064106   1,383     40,000 SHARES           SOLE                   40,000
 Scripps EW Co                    CL A            811054204  20,812    331,000 SHARES           SOLE                  331,000
 Steiner Leisure Ltd              ORD             P8744Y102   6,755    482,500 SHARES           SOLE                  482,500
Stanley Wks                       Common          854616109   1,559     50,000 SHARES           SOLE                   50,000
 Medallion Finl Corp              Common          583928106     731     50,000 SHARES           SOLE                   50,000
Tech Data Corp                    Common          878237106   1,352     50,000 SHARES           SOLE                   50,000
 TJX Cos Inc New                  Common          872540109   8,325    300,000 SHARES           SOLE                  300,000
 AT&T Corp                        Common          001957109   8,223    475,000 SHARES           SOLE                  475,000
 Tyson Foods Inc.                 Cl A            902494103   4,463    350,000 SHARES           SOLE                  350,000
 Tetra Tech Inc. New              Common          88162G103   4,680    146,809 SHARES           SOLE                  146,809
UnitedGlobalCom                   Cl A            913247508   1,363    100,000 SHARES           SOLE                  100,000
 URS Corp New                     Common          903236107     881     60,000 SHARES           SOLE                   60,000
Ventana Med Sys Inc               Common          92276H106   1,295     70,000 SHARES           SOLE                   70,000
 Verizon Communications           Common          92343V104  12,531    250,000 SHARES           SOLE                  250,000
 Whole Foods Mkt Inc.             Common          966837106   2,445     40,000 SHARES           SOLE                   40,000
Zoll Med Corp                     Common          989922109     877     25,000 SHARES           SOLE                   25,000
Quiksilver Inc                    Common          74838C106     969     50,000 SHARES           SOLE                   50,000